Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Zhongchao Inc. (“Zhongchao Cayman”, or the “Company”) is a holding company incorporated on April 16, 2019, under the laws of the Cayman Islands. The Company commenced operations in August 17, 2012, through its variable interest entity (“VIE”), Zhongchao Medical Technology (Shanghai) Limited (“Zhongchao Shanghai”), a limited liability company established under the laws of the PRC. The Company provides customized medical courses and customized medical training services to pharmaceutical enterprises, and not-for-profit organizations (“NFPs”) including medical associations, medical institutions, medical journals, medical foundations, hospitals and etc. in the PRC.

The accompanying consolidated financial statements reflect the activities of Zhongchao Shanghai and each of the following entities:

Name	Background	Ownership
Zhongchao Group Inc. (“Zhongchao BVI”)	● A BVI company ● Incorporated on April 23, 2019 ● A holding company	100% owned by Zhongchao Cayman
Zhongchao Group Limited (“Zhongchao HK”)	● A Hong Kong company ● Incorporated on May 14, 2019 ● A holding company	100% owned by Zhongchao BVI
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 29, 2019 ● Registered capital of $10 million ● A holding company	100% owned by Zhongchao HK
Zhongchao Shanghai

●     A PRC limited liability company

●     Incorporated on August 17, 2012

●     Registered capital of RMB 20,250,067 (approximately $3,064,272) with registered capital fully paid-up

●     Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting

VIE of Beijing Zhongchao Zhongxing Technology Limited
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”)

●     A PRC limited liability company

●     Incorporated on March 12, 2015

●     Registered capital of $1,597,087 (RMB 10 million) with registered capital fully paid-up

●     Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).

100% owned by Zhongchao Shanghai
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”)

●     A PRC limited liability company

●     Incorporated on May 27, 2017

●     Registered capital of $1,021,525 (RMB 7 million) with registered capital fully paid-up

●     Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).

100% owned by Zhongchao Shanghai
Shanghai Zhongxin Medical Technology Co., Ltd (formerly known as “Shanghai Jingyi Medical Technology Co., Ltd.,”) (“Shanghai Jingyi”)

●     A PRC limited liability company

●     Incorporated on October 10, 2018

●     Registered capital of $1,530,784 (RMB 10 million) with registered capital of $1,491,749 to be funded

●     Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.

100% owned by Shanghai Zhongxun*
Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”)

●     A PRC limited liability company

●     Incorporated on September 28, 2016

●     Registered capital of $149,948 (RMB 1 million) with registered capital of $74,974 to be funded

●     Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.

100% owned by Shanghai Maidemu
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”)

●      A PRC limited liability company

●      Incorporated on April 27, 2020

●      Registered capital of $141,185 (RMB 1 million) with registered capital of $141,185 to be funded

●      Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.

70% owned by Zhongchao Shanghai, and 30% owned by Mr. Zhengbo Ma on behalf of Zhongchao Shanghai
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”)

●      A PRC limited liability company

●      Incorporated on July 6, 2020

●      Registered capital of $426,642 (RMB 3 million) with registered capital of $426,642 to be funded

●      Engaged in online hospital services, medical services, elderly nursing services, remote healthcare management services, healthcare consulting services, sales of medical appliances and other medical products.

100% owned by Shanghai Zhongxin

*	51% of the equity interest owned by Shanghai Zhongxun before November 2020. Through certain entrustment agreements, Mr. Weiguang Yang, Beijing Zhongchao Yixin Management Consulting Partnership, LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting Partnership, LLP (“Zhongren Yixin”), hold 19%, 20% and 10% of the equity interest of Shanghai Jingyi on behalf of Shanghai Zhongxun, respectively. As a result, Shanghai Zhongxun owns 100% of Shanghai Zhongxin’s equity interest.

On August 14, 2019, Zhongchao WFOE entered into a series of agreements (the “VIE Agreements”) with Zhongchao Shanghai and the shareholders of Zhongchao Shanghai. The VIE Agreements are designed to provide Zhongchao WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of Zhongchao Shanghai, including absolute control rights and the rights to the management, operations, assets, property and revenue of Zhongchao Shanghai. The purpose of the VIE Agreements is solely to give Zhongchao WFOE the exclusive control over Zhongchao Shanghai’s management and operations.

On August 14, 2019, Zhongchao Cayman completed a reorganization of entities under common control of Weiguang Yang, who owned a majority of the voting power of Zhongchao Cayman prior to the reorganization. Zhongchao Cayman, Zhongchao Group Inc. (“Zhongchao BVI”), and Zhongchao Group Limited (“Zhongchao HK”) were established as the holding companies of Zhongchao WFOE. Zhongchao WFOE is the primary beneficiary of Zhongchao Shanghai and its subsidiaries, and all of these entities are under common control which results in the consolidation of Zhongchao Shanghai and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the consolidated financial statements. Total assets and liabilities presented on the Company’s consolidated balance sheets and revenues, expenses, net incomes presented on consolidated statements of incomes as well as the cash flows from operating, investing and financing activities presented on the consolidated statements of cash flows are substantially the financial positions, operations and cash flows of Zhongchao Shanghai and its subsidiaries.

On August 15, 2019, HF Capital Management Delta, Inc. (“HF Capital”), a 6.25 % shareholder of Zhongchao Shanghai, planned to withdraw its equity interest in Zhongchao Shanghai (which is representative of 1,350,068 shares in Zhongchao Shanghai, among which 675,068 shares were issued by Zhongchao Shanghai and the remaining 675,000 shares were purchased from two existing shareholders), and to contribute the same amount of capital to Zhongchao Cayman directly. The Company and HF Capital entered into a certain warrant agreement to purchase ordinary shares of the Company, pursuant to which the Company granted a warrant to HF Capital, who expects to exercise the warrant and receive the ordinary shares of the Company before the effective date and closing of the offering because these conditions are considered to be administrative procedures and there is no uncertainties of going through them. The warrant entitled HF Capital to purchase 1,350,068 Class A Ordinary Shares, representing 6.25% economic beneficial interest, or 1.37% of the voting ownership interest of the Company as of December 31, 2019, or 5.42% economic beneficial interest, or 1.33% of the voting ownership interest of the Company after the Company’s initial public offering in February 2020, from the Company, if the following conditions are met:

1)	All PRC governmental consent and approval required for HF Capital to exercise the warrant and payment of the capital contribution have been obtained, including without limitation, any approval or filing with respect to HF Capital’s investment into the Company, and payment by HF Capital of the capital contribution to the Company, and reasonable evidence thereof shall have been provided to the Company;

2)	HF Capital has fully paid the capital contribution to Zhongchao Cayman; and

3)	The Company released the paid-in capital of HF Capital from Zhongchao Shanghai

The practice is solely a result of tax planning from HF Capital. As the warrant does not cause the Company to transfer or receive any assets, or exchange any other financial instruments on potentially favorable or unfavorable terms with shareholder. The warrant does not meet the definition of a financial instrument as defined in ASC 480 Distinguishing Liabilities from Equity. The management believed the agreement between the Company and HF Capital is a commitment rather than a financial instrument. As such, the warrant is not subject to accounting treatment. In addition, the management expected that there is no circumstance under which the 1,350,068 Class A Ordinary Shares would not be issued, thus the 1,350,068 underlying Class A Ordinary Shares should be included in the ordinary shares outstanding as of December 31, 2020 and 2019 and in the calculation of the basic and diluted weighted average ordinary share issued and outstanding for calculating basic and diluted earnings per share.

On December 2, 2019, the registration of HF Capital’s withdrawal of its capital contribution in Zhongchao Shanghai was completed with local State Administration for Industry and Commerce. The paid-in capital of HF Capital in an amount of RMB20 million (approximately US$2.9 million) is currently being held in the corporate bank account of Zhongchao Shanghai and is to be deposited in a designated bank account mutually controlled by Zhongchao Shanghai and HF Capital after the completion of HF Capital’s ODI procedures and to be released as HF Capital’s capital contribution in Zhongchao Cayman.

Class A Ordinary Shares issued and outstanding presented on the financial statements is reconciled with the number of shares legally as follows:

	December 31, 2020	December 31, 2019
Number of Class A Ordinary Shares legally issued and outstanding	18,085,355	14,752,352
Class A Ordinary Shares committed to be issued to HF Capital	1,350,068	1,350,068
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	19,435,423	16,102,420

VIE Agreements with Zhongchao Shanghai

Due to the restrictions imposed by PRC laws and regulations on foreign ownership of companies engaged in value-added telecommunication services and certain other businesses, the Company operates its businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Zhongchao Shanghai is controlled through VIE Arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such VIE Arrangements consist of a series of six agreements (collectively, the “VIE Arrangements”), which were signed on August 14, 2019.

The significant terms of the VIE Arrangements by and among the Company’s wholly-owned subsidiary, Zhongchao WFOE, its consolidated variable interest entity, Zhongchao Shanghai, and the shareholders of Zhongchao Shanghai are as follows:

Agreements that Provide Us Effective Control over Zhongchao Shanghai

The Company’s PRC Wholly Foreign Owned Entity, Zhongchao WFOE, has entered into the following agreements with Zhongchao Shanghai and its shareholders.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement dated August 14, 2019, each shareholder of Zhongchao Shanghai (collectively “Shareholder”) has pledged all of its equity interest in Zhongchao Shanghai to guarantee the shareholder’s and Zhongchao Shanghai’s performance of their obligations under the master exclusive service agreement, business cooperation agreement, exclusive option agreement and proxy agreement and power of attorney. If Zhongchao Shanghai or any of its shareholders breaches their contractual obligations under these agreements, Zhongchao WFOE, as pledgee, will be entitled to dispose the pledged equity interest entirely or partially. Each of the shareholders of Zhongchao Shanghai agrees that, during the term of the equity interest pledge agreement, it will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests without the prior written consent of Zhongchao WFOE. In addition, Zhongchao WFOE has the right to collect dividends generated by the pledged equity interest during the term of the pledge. The term of the initial equity interest pledge agreement is 20 years. After the expiration of the term of initial pledge registration, Zhongchao WFOE may at its sole discretion require the Shareholders to extend the term of the equity interest registration.

Proxy Agreement and Power of Attorney

Pursuant to the proxy agreement and power of attorney dated August 14, 2019, each shareholder of Zhongchao Shanghai has irrevocably appointed Zhongchao WFOE to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of Zhongchao Shanghai requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in Zhongchao Shanghai, oversee and review Zhongchao Shanghai’s operation and financial information. Zhongchao WFOE is entitled to designate any person to act as such shareholder’s exclusive attorney-in-fact without notifying or the approval of such shareholder, and if required by PRC law, Zhongchao WFOE shall designate a PRC citizen to exercise such right. Each proxy agreement power of attorney will remain in force for so long as the Zhongchao Shanghai exists. The shareholders of Zhongchao Shanghai do not have the right to terminate this agreement or revoke the appointment of the attorney-in-fact without the prior written consent of Zhongchao WFOE

Spouse Consent Letters

Pursuant to the Spouse Consent Letters dated August 14, 2019, the spouse of each married shareholder of Zhongchao Shanghai, unconditionally and irrevocably agreed not to assert any rights over the equity interest in Zhongchao Shanghai held by and registered in the name of their spouse. In addition, each of them agreed to be bound by the VIE Arrangements described here if the spouse obtains any equity interest in Zhongchao Shanghai for any reason.

Master Exclusive Service Agreement

Under the master exclusive service agreement between Zhongchao WFOE and Zhongchao Shanghai dated August 14, 2019, Zhongchao WFOE has the exclusive right to provide Zhongchao Shanghai with technical support, consulting services and other services. Zhongchao WFOE has the right to designate and appoint, at its sole discretion, any entities affiliated with the Zhongchao WFOE to provide any and all services. The service fees are calculated and paid on a yearly basis and at the amount that equals to 100% of the consolidated net profits of Zhongchao Shanghai. Zhongchao WFOE may adjust the service fee at its discretion after taking into account multiple factors, such as the difficulty of the services provided, the time consumed, the content and commercial value of services provided and the market price of comparable services. Zhongchao WFOE owns the intellectual property rights arising out of the performance of this agreements. Zhongchao Shanghai shall seek approval from Zhongchao WFOE prior to entering into any contracts obtaining the same or similar services as provided under the Master Exclusive Service Agreement. This agreement will remain effective as long as Zhongchao Shanghai exists, unless Zhongchao WFOE advance written notice to Zhongchao Shanghai and its shareholders or upon the transfer of all the equity interest held by Zhongchao Shanghai’s shareholders to Zhongchao WFOE and/or a third party designated by Zhongchao WFOE.

Business Cooperation Agreement

Under the business cooperation agreement dated August 14, 2019, without Zhongchao WFOE’s prior written consent, Zhongchao Shanghai agrees not to engage in any transaction which may materially affect its asset, obligation, right or operation, including but not limited to: any activities not within its normal business scope, merger and acquisition, offering any loan to any third party and incurring any debt from any third party. Zhongchao Shanghai shall seek approval from Zhongchao WFOE prior to entering into any material contract, except the contracts executed in the ordinary course of business. Zhongchao Shanghai shall cause the persons designated by Zhongchao WFOE to be the directors and executive officers of Zhongchao Shanghai. This agreement will remain effective as long as Zhongchao Shanghai exists, unless Zhongchao WFOE advance written notice to Zhongchao Shanghai and its shareholders or upon the transfer of all the equity interest held by Zhongchao Shanghai’s shareholders to Zhongchao WFOE and/or a third party designated by Zhongchao WFOE

Agreements that Provide Us with the Option to Purchase the Equity Interest in Zhongchao Shanghai

Exclusive Option Agreement

Pursuant to the exclusive option agreement dated August 14, 2019, each shareholder of Zhongchao Shanghai has irrevocably granted Zhongchao WFOE an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of the shareholder’s equity interests in Zhongchao Shanghai. The purchase price is equal to the lowest price allowable under PRC laws and regulations at the time of the transfer. Zhongchao Shanghai has agreed that without Zhongchao WFOE’s prior written consent, Zhongchao Shanghai shall cause the persons designated by Zhongchao WFOE to be the directors and executive officers of Zhongchao Shanghai, not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests, provide any loans to any third parties, enter into any material contract, merge with or acquire any other persons or make any investments, or distribute dividends to the shareholders. The shareholders of Zhongchao Shanghai have agreed that, without Zhongchao WFOE’s prior written consent, they will not dispose of their equity interests in Zhongchao Shanghai or create or allow any encumbrance on their equity interests. Moreover, without Zhongchao WFOE’s prior written consent, no dividend will be distributed to Zhongchao Shanghai’s shareholders, and if any of the shareholders receives any profit, interest, dividend or proceeds of share transfer or liquidation, the shareholder must give such profit, interest, dividend and proceeds to Zhongchao WFOE. These agreements will remain effective as long as Zhongchao Shanghai exists unless Zhongchao WFOE advance written notice to Zhongchao Shanghai and the shareholders or upon the transfer of all the equity interest held by the shareholders to Zhongchao WFOE and/or its designee.

The Company has concluded that the Company is the primary beneficiary of Zhongchao Shanghai and its subsidiaries, and should consolidate their financial statements. The Company is the primary beneficiary based on the Proxy Agreement and Power of Attorney entered into as part of the VIE Agreements that each equity holder of Zhongchao Shanghai assigned their rights as a shareholder of Zhongchao Shanghai to Zhongchao WOFE. These rights include, but are not limited to, voting on all matters of Zhongchao Shanghai requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in Zhongchao Shanghai, oversee and review Zhongchao Shanghai’s operation and financial information. As such, the Company, through Zhongchao WOFE, is deemed to hold all of the voting equity interest in Zhongchao Shanghai and its subsidiaries. For the periods presented, the Company has not provided any financial or other support to either Zhongchao Shanghai or its subsidiaries. However, pursuant to the Master Exclusive Services Agreement, the Company may provide complete technical support, consulting services and other services during the term of the VIE agreements. Though not explicit in the VIE agreements, the Company may provide financial support to Zhongchao Shanghai and its subsidiaries to meet its working capital requirements and capitalization purposes. The terms of the VIE Agreements and the Company’s plan of financial support to the VIEs were considered in determining that the Company is the primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs are consolidated in the Company’s consolidated financial statements.

Based on the foregoing VIE Agreements, Zhongchao WFOE has effective control of Zhongchao Shanghai and its subsidiaries, which enables Zhongchao WFOE to receive all of their expected residual returns and absorb the expected losses of the VIE and its subsidiaries. Accordingly, the Company consolidates the accounts of Zhongchao Shanghai and its subsidiaries for the periods presented herein, in accordance with Accounting Standards Codification, or ASC, 810-10, Consolidation.

New VIE Agreements

On August 1, 2020, all shareholders of Zhongchao Shanghai, except Mr. Yang and Shanghai Xingzhong, decided to withdraw their capital contribution from Zhongchao Shanghai (the “Capital Reduction”). Given the effect of the Capital Reduction, Mr. Yang became the 76.4% shareholder of Zhongchao Shanghai with the remaining equity interests held by Shanghai Xingzhong. On September 10, 2020, Zhongchao WFOE, and Zhongchao Shanghai, and its shareholders signed a confirmation agreement to confirm that the VIE Agreements entered on August 14, 2019 have been terminated because of the Capital Reduction.

Accordingly, on September 10, 2020, to clarify the legal effect of the Capital Reduction and to sustain the effective control over Zhongchao Shanghai by the Company, Mr. Yang and Shanghai Xingzhong, as the shareholders of Zhongchao Shanghai, signed a series of VIE agreements with Zhongchao WFOE, the terms of which are substantially the same as those of the Original VIE Agreements except the number of shareholders of Zhongchao Shanghai reduced to two (the “New VIE Agreements”). Upon entry into the New VIE Agreements, the Original VIE Agreements, except for the Master Exclusive Service Agreement, were expired.